FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 7 - FINANCIAL INSTRUMENTS:

a.	The financial instrument of the Company presented at fair value is a derivative financial liability. The derivative financial instrument of the Company represents warrants, see also note 3(b) above. This instrument is classified as level 3. The fair value adjustments are recognized in profit or loss under financial income or financial expenses. The following table presents the change in the derivative liability measured at level 3 for the six months ended June 30, 2023, and June 30,2022:

	Six Months Ended
	June 30,
	2023	2022

	U.S. dollars in thousands
Balance at beginning of the period	2,623	—
Initial recognition of financial liability	7,083	8,055
Fair value adjustments recognized in profit or loss	(8,071)	(1,981)
Balance at end of the period	1,635	6,074

The fair value of the warrants is computed using the Black and Scholes option pricing model. The fair value of the warrants is based on the price of an ADS as of June 30,2023 and on the following key parameters: risk-free interest rate of 4.17%-5.47% and volatility of 86.6%-99.5%.

The fair value of the warrants as of June 30,2022, is based on the price of an ADS as of June 30,2022 and on the following key parameters: risk-free interest rate of 3.02% and volatility of 73.69%.

b. The carrying amount of cash equivalents, bank deposits, restricted cash, receivables, account payables and accrued expenses approximate their fair value due to their short-term characteristics.